Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Beginning Balance of DAC	$ 3,079	$ 3,215	$ 2,718
Capitalizations of DAC	504	886	1,365
Net investment gains (losses) of DAC and net derivative gains (losses) of DAC	484	(331)	(339)
Other expenses of DAC	(404)	(513)	(477)
Total amortization of DAC	80	(844)	(816)
Unrealized investment gains (losses) of DAC	80	(19)	(49)
Disposition and other of DAC	138	(159)	(3)
Ending Balance of DAC	3,881	3,079	3,215
Beginning Balance of VOBA	667	1,006	1,686
Net investment gains (losses) of VOBA and net derivative gains (losses) of VOBA	5	0	(29)
Other expenses of VOBA	(135)	(191)	(314)
Total amortization of VOBA	(130)	(191)	(343)
Unrealized investment gains (losses) of VOBA	312	(148)	(337)
Ending Balance of VOBA	849	667	1,006
Balance, end of period	$ 4,730	$ 3,746	$ 4,221